Contract liabilities	12 Months Ended
Dec. 31, 2025
Contract liabilities [Abstract]
Contract liabilities
24	Contract liabilities

	2024	2025
	RMB’000	RMB’000
Advance receipt for treatment packages	193,931	186,066

As at end of 31 December 2025, the contract liabilities are aged within one year from the date when the sales contracts in respect of treatment packages were entered into.